Investments in Subsidiaries (Narratives) (Details) - YPH, China [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of acquisition of business	50.00%
Events After Reporting Period [Member]
Disclosure of detailed information about business combination [line items]
Investments in associates	$ 90
Proportion of ownership interest in associate	49.90%